NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Retained earnings	$ 106,873		$ 100,452
Profit (loss)	$ 6,753	$ 396
Cust2Mate Ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	96.58%